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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               -----------------------

Check Here if Amendment / / Amendment Number:
                                               ---------
   This Amendment (Check only one):     / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Amelia Peabody Foundation

   Address:      One Hollis Street
                 Wellesley, MA 02482

Form 13F File Number: 028-05989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
Title:   Trustee
Phone:   781-237-6468

Signature, Place, and Date of Signing:

       /s/ Margaret St. Clair      Wellesley, Massachusetts   October 29, 2004
   -------------------------------    -----------------        -------------
            [Signature]                  [City, State]             [Date]

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      5
                                        --------------------

Form 13F Information Table Entry Total: 62
                                        --------------------

Form 13F Information Table Value Total: $95,912
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.       Form 13F File Number         Name


    1.        28-05999                     Bayard D. Waring
    2.        28-05991                     Margaret N. St. Clair
    3.        28-05993                     Philip B. Waring
    4.        28-05995                     Deborah Carlson
    5.        28-05997                     Thomas B. St. Clair



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                             AMELIA PEABODY FOUNDATION
                             FORM 13F INFORMATION TABLE
                          QUARTER ENDED SEPTEMBER 30, 2004



                                   COLUMN
      COLUMN 1          COLUMN 2      3     COLUMN 4         COLUMN 5       COLUMN 6    COLUMN 7          COLUMN 8
------------------     ----------  ------  --------     ------------------ ---------- ---------- ----------------------
                        TITLE OF             VALUE      SHRS OR   SH/ PUT/ INVESTMENT    OTHER       VOTING AUTHORITY
  NAME OF ISSUER         CLASS      CUSIP   (x$1000)    PRN AMT   PRN CALL DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------     ----------  ------  --------     ------- ----- ---- ---------- ---------- ------ -------- ------
ACCENTURE LTD-CL A       Common   G1150G111       541    20,000  SH        shared-other 1,2,3,4,5   20,000    0    0
ALCOA INC COM            Common    13817101       840    25,000  SH        shared-other 1,2,3,4,5   25,000    0    0
ALLIANCE RESOURCE        Unit
 PARTNERS                 Ltd Ptr 01877R108     2,784    50,000  SH        shared-other 1,2,3,4,5   50,000    0    0
ALVARION LTD             Common   M0861T100       194    15,000  SH        shared-other 1,2,3,4,5   15,000    0    0
AMERICAN CAP STRATEGIES
 LTD                     Common    24937104     1,724    55,000  SH        shared-other 1,2,3,4,5   55,000    0    0
AMERIGAS PARTNERS LP     Common    30975106     1,624    55,000  SH        shared-other 1,2,3,4,5   55,000    0    0
APACHE CORP              Common    37411105     3,407    68,000  SH        shared-other 1,2,3,4,5   68,000    0    0
APPLIED MATERIALS INC    Common    38222105       247    15,000  SH        shared-other 1,2,3,4,5   15,000    0    0
BANK AMERICA CORP        Common    60505104     4,333   100,000  SH        shared-other 1,2,3,4,5  100,000    0    0
BANKNORTH GROUP INC NEW  Common   06646R107     1,225    35,000  SH        shared-other 1,2,3,4,5   35,000    0    0
BAXTER INTERNATL 7.000%
 PFD                     Preferred 71813406     1,075    20,000  SH        shared-other 1,2,3,4,5   20,000    0    0
BED BATH & BEYOND INC    Common    75896100       371    10,000  SH        shared-other 1,2,3,4,5   10,000    0    0
BHP BILLITON LTD ADR     Common    88606108       623    30,000  SH        shared-other 1,2,3,4,5   30,000    0    0
BOSTON SCIENTIFIC CORP   Common   101137107     1,589    40,000  SH        shared-other 1,2,3,4,5   40,000    0    0
BP AMOCO PLC             Common    55622104     2,877    50,000  SH        shared-other 1,2,3,4,5   50,000    0    0
BURLINGTON RES INC       Common   122014103     2,244    55,000  SH        shared-other 1,2,3,4,5   55,000    0    0
CENDANT CORP             Common   151313103     1,512    70,000  SH        shared-other 1,2,3,4,5   70,000    0    0
CISCO SYSTEMS INC        Common   17275R102       272    15,000  SH        shared-other 1,2,3,4,5   15,000    0    0
CITIGROUP INC            Common   172967101     2,206    50,000  SH        shared-other 1,2,3,4,5   50,000    0    0
CORNING INC              Common   219350105       665    60,000  SH        shared-other 1,2,3,4,5   60,000    0    0
DANAHER CORP             Common   235851102     2,051    40,000  SH        shared-other 1,2,3,4,5   40,000    0    0
DOMINION RES BLACK       Unit
 WARRIOR TR               Ben Int 25746Q108     1,853    55,000  SH        shared-other 1,2,3,4,5   55,000    0    0
DOMINION RESOURCES INC
 VA                      Common   25746U109     2,936    45,000  SH        shared-other 1,2,3,4,5   45,000    0    0
DUFF & PHELPS UTIL &
 CORPORATE               Common   26432K108       287    20,000  SH        shared-other 1,2,3,4,5   20,000    0    0
DUKE ENERGY CORP         Common   264399106     1,518    66,312  SH        shared-other 1,2,3,4,5   66,312    0    0
ELECTRONIC DATA SYS
 CORP NEW                Common   285661104       296    15,290  SH        shared-other 1,2,3,4,5   15,290    0    0
ENERPLUS RESOURCES FUND  Unit
                          Trust   29274D604     1,951    60,000  SH        shared-other 1,2,3,4,5   60,000    0    0
EQUITABLE RES INC        Common   294549100     3,259    60,000  SH        shared-other 1,2,3,4,5   60,000    0    0
EXXON MOBIL CORPORATION  Common   30231G102     2,658    55,000  SH        shared-other 1,2,3,4,5   55,000    0    0
GENERAL ELECTRIC CORP    Common   369604103     2,519    75,000  SH        shared-other 1,2,3,4,5   75,000    0    0
GREAT PLAINS ENERGY INC  Common   391164100     1,603    55,000  SH        shared-other 1,2,3,4,5   55,000    0    0
GULFTERRA ENERGY
 PARTNERS LP             Common   40274U108       840    20,000  SH        shared-other 1,2,3,4,5   20,000    0    0
HEADWATERS INC           Common   42210P102     1,389    45,000  SH        shared-other 1,2,3,4,5   45,000    0    0
HSBC HOLDINGS PLC-SPONS
 ADR                     Common   404280406     2,845    35,653  SH        shared-other 1,2,3,4,5   35,653    0    0
HUGOTON ROYALTY TRUST    Common   444717102     1,964    70,000  SH        shared-other 1,2,3,4,5   70,000    0    0
ING GROEP NV SPONS ADR   Common   456837103     1,548    61,219  SH        shared-other 1,2,3,4,5   61,219    0    0
INTEL CORP               Common   458140100       401    20,000  SH        shared-other 1,2,3,4,5   20,000    0    0
ISHARES DJ US
 INDUSTRIAL SEC          Common   464287754     1,030    20,000  SH        shared-other 1,2,3,4,5   20,000    0    0
JDS UNIPHASE CORP        Common   46612J101       202    60,000  SH        shared-other 1,2,3,4,5   60,000    0    0
JP MORGAN CHASE & CO     Common   46625H100     2,582    65,000  SH        shared-other 1,2,3,4,5   65,000    0    0
KEYCORP NEW              Common   493267108     2,212    70,000  SH        shared-other 1,2,3,4,5   70,000    0    0
KINDER MORGAN ENERGY     Unit
 PARTNERS                 Ltd Ptr 494550106     2,108    45,000  SH        shared-other 1,2,3,4,5   45,000    0    0
LIBERTY PPTY TR          Common   531172104     1,195    30,000  SH        shared-other 1,2,3,4,5   30,000    0    0
LUCENT TECHNOLOGIES INC  Common   549463107       285    90,000  SH        shared-other 1,2,3,4,5   90,000    0    0
MICROSOFT CORP           Common   594918104       415    15,000  SH        shared-other 1,2,3,4,5   15,000    0    0
NORAM ENERGY CORP
 6.000%  3               SDCV     655419AC3     2,481 2,500,000  PRN       shared-other 1,2,3,4,5 2,500,000   0    0
NORTEL NETWORKS CORP     Common   656568102       289    85,000  SH        shared-other 1,2,3,4,5   85,000    0    0
PEABODY ENERGY CORP      Common   704549104     2,380    40,000  SH        shared-other 1,2,3,4,5   40,000    0    0
PLUM CREEK TIMBER CO
 INC                     Common   729251108     2,277    65,000  SH        shared-other 1,2,3,4,5   65,000    0    0
RITE AID CORP            Common   767754104        35    10,000  SH        shared-other 1,2,3,4,5   10,000    0    0
ROYAL BK 8.500% PFD
 SER J                   Preferred780097853       511    20,000  SH        shared-other 1,2,3,4,5   20,000    0    0
SCHLUMBERGER LTD         Common   806857108     3,029    45,000  SH        shared-other 1,2,3,4,5   45,000    0    0
SENIOR HOUSING
 PROPERTIES TRUS         Common   81721M109       535    30,000  SH        shared-other 1,2,3,4,5   30,000    0    0
SUNCOR ENERGY INC        Common   867229106     1,440    45,000  SH        shared-other 1,2,3,4,5   45,000    0    0
SUNOCO LOGISTICS
 PARTNERS LP             Common   86764L108       984    25,000  SH        shared-other 1,2,3,4,5   25,000    0    0
TEVA PHARMACEUTICAL
 INDS LTD A              Common   881624209       519    20,000  SH        shared-other 1,2,3,4,5   20,000    0    0
TEXAS INSTRUMENTS INC    Common   882508104       319    15,000  SH        shared-other 1,2,3,4,5   15,000    0    0
UNITED TECHNOLOGIES
 CORP                    Common   913017109     2,801    30,000  SH        shared-other 1,2,3,4,5   30,000    0    0
UNITEDHEALTH GROUP INC   Common   91324P102     2,581    35,000  SH        shared-other 1,2,3,4,5   35,000    0    0
VODAFONE GROUP PLC-ADR   Common   92857W100       121     5,000  SH        shared-other 1,2,3,4,5    5,000    0    0
WELLPOINT HEALTH
 NETWORKS INC            Common   94973H108     2,627    25,000  SH        shared-other 1,2,3,4,5   25,000    0    0
WELLS FARGO & CO         Common   949746101     2,683    45,000  SH        shared-other 1,2,3,4,5   45,000    0    0

                                               95,912
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